--------------------------------------------------------------------------------

                                              Securities Act File No. __________

      As filed with the Securities and Exchange Commission on March 4, 2004

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                         Post-Effective Amendment No.[ ]

                      AEGON/Transamerica Series Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 851-9777
                  (Registrant's Area Code and Telephone Number)

                              John K. Carter, Esq.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

                      AEGON/Transamerica Series Fund, Inc.
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on April 3, 2004 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Pursuant to Rule 429 under the Securities Act of 1933, this registration statement relates to shares of beneficial interest previously registered on Form N-1A (File No. 33-507).

--------------------------------------------------------------------------------

                      AEGON/Transamerica Series Fund, Inc.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                  800-851-9777

                                                  April 3, 2004
Dear Policyowner:

AEGON/Transamerica Series Fund, Inc. ("ATSF") consists of several investment portfolios ("funds"). Shares of the funds are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a "Policyowner," collectively, "Policyowners") of variable annuity contracts and variable life policies (collectively, the "Policies"). As such, Western Reserve Life Assurance Co. of Ohio ("WRL"), Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company) ("TFLIC"), Transamerica Occidental Life Insurance Company ("TOLIC"), Transamerica Life Insurance Company ("Transamerica"), Peoples Benefit Life Insurance Company ("Peoples") and Transamerica Life Insurance and Annuity Company ("Transamerica Life & Annuity") (collectively, the "Insurance Companies") are the only shareholders of the investment funds offered by ATSF. ATSF has agreed to solicit voting instructions from Policyowners invested in BlackRock Global Science & Technology Opportunities (the "Acquired Fund") in conjunction with a reorganization of that fund into Great Companies - Technology(SM)("Acquiring Fund").

Transamerica and TFLIC are the only Insurance Companies that offer the Acquired Fund in their respective products. You have received this Proxy/Prospectus Statement because you have a variable life insurance policy or a variable annuity contract (either of which is referred to as a "Policy") of one of these Insurance Companies and you are invested in Acquired Fund.

As such owner, you have the right to give voting instructions on certain shares of Acquired Fund that are attributable to your Policy, if your voting instructions are properly submitted and received prior to the special meeting of Acquired Fund ("Special Meeting"), to be held at 11:00 a.m., local time, on April 27, 2004, at the offices of ATSF, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Accordingly, you are being asked to provide voting instructions regarding the proposal to approve or disapprove the Reorganization. The Prospectus/Proxy Statement should be read carefully and retained for future reference as it sets forth information about Acquiring Fund and Acquired Fund that you should know before providing instructions.

The Board of Directors of ATSF has approved a reorganization of Acquired Fund into Acquiring Fund. AEGON/Transamerica Fund Advisers, Inc. ("ATFA") serves as investment adviser to both funds. BlackRock Advisors, Inc. ("BlackRock") serves as sub-adviser to Acquired Fund and Great Companies, L.L.C. ("Great Companies") serves as sub-adviser to Acquiring Fund. Acquired Fund has investment objectives and policies that are similar in many respects to those of Acquiring Fund. As a result of economies of scale, the Reorganization is expected to result in operating expenses that are lower for Policyowners.

The Board of Directors recommends that Acquired Fund's vote "FOR" the proposal.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                 Sincerely,

                                 Brian C. Scott
                                 Director, President and Chief Executive Officer

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 851-9777

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
            ATSF BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES

                          TO BE HELD ON APRIL 27, 2004

A special meeting of shareholders of ATSF BlackRock Global Science & Technology Opportunities is scheduled for April 27, 2004 at 11:00 a.m., local time, at 570 Carillon Parkway, St. Petersburg, Florida 33716, or as adjourned from time-to-time (the "Special Meeting").

The purposes of the Special Meeting are as follows:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of BlackRock Global Science & Technology Opportunities (the "Acquired Fund") by Great Companies
     - Technology(SM) (the "Acquiring Fund") solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund; and

2. To transact such other business, that may properly come before the Special Meeting.

Policyowners of record at the close of business on February 20, 2004 are entitled to notice of, and to provide voting instructions at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. You are cordially invited to attend the Special Meeting. Policyowners who do not expect to attend the Special Meeting in person are requested to complete, date, and sign the enclosed voting instruction form and return it promptly in the envelope provided for that purpose. The voting instruction form also explains how you may provide your instructions via telephone, facsimile or the Internet, so you may choose to take advantage of these options. Your instructions may be revoked at any time by executing and submitting a revised voting instruction form, by giving written notice of revocation to ATSF, or by providing such instructions in person at the Special Meeting.

                                        By Order of the Board of Directors

                                        John K. Carter
                                        Senior Vice President, Secretary &
                                        General Counsel

April 3, 2004

                                TABLE OF CONTENTS

INTRODUCTION..................................................................       1
SUMMARY.......................................................................       3
   The Proposed Reorganization................................................       3
   Comparison of Investment Objectives, Strategies and Management.............       3
   Comparison of Principal Risks Involved in Investing in the Funds...........       4
INVESTMENT STRATEGIES AND RISKS...............................................       5
   Principal Investment Strategies............................................       5
   Comparison of Portfolio Characteristics....................................       6
   Relative Performance.......................................................       7
   Securities and Investment Techniques.......................................       7
COMPARISONS OF FEES AND EXPENSES..............................................       8
   Operating Expenses.........................................................       8
   Example....................................................................       8
ADDITIONAL INFORMATION ABOUT ACQUIRING FUND...................................       9
   Investment Adviser and Sub-Adviser.........................................       9
   Investment Personnel.......................................................       9
   Performance of the Acquiring Fund..........................................      10
INFORMATION ABOUT THE REORGANIZATION..........................................      10
   The Reorganization Plan....................................................      10
   Reasons for the Reorganization.............................................      11
   Board Considerations.......................................................      11
   Tax Considerations.........................................................      12
   Expenses of the Reorganization.............................................      12
ADDITIONAL INFORMATION ABOUT THE FUNDS........................................      12
   Form of Organization.......................................................      12
   Dispenser ................................................................       12
   Dividends and Other Distributions..........................................      12
   Capitalization.............................................................      12
GENERAL INFORMATION...........................................................      13
   Solicitation of Voting Instructions........................................      13
   Required Vote..............................................................      13
   Other Matters to Come Before the Meeting...................................      14
   Policyowner Proposals......................................................      14
   Information about the Funds................................................      14
MORE INFORMATION REGARDING ACQUIRING FUND.....................................      15
APPENDIX A....................................................................       1
APPENDIX B....................................................................       1

                           PROXY STATEMENT/PROSPECTUS

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                              570 CARILLON PARKWAY
                          ST. PETERSBURG, FLORIDA 33716
                                 (800) 851-9777

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about the proposed transfer of all of the assets and liabilities of ATSF BlackRock Global Science & Technology Opportunities (the "Acquired Fund"), a series of AEGON/Transamerica Series Fund, Inc. ("ATSF"), to Great Companies -- Technology(SM) (the "Acquiring Fund") (each, a "Fund"; together, the "Funds"), also a series of ATSF, solely in exchange for shares of the Acquiring Fund (the "Reorganization"). Following the transfer of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, the Acquired Fund will distribute to you your portion of units of the Acquiring Fund. You will receive units of Acquiring Fund having an aggregate value equal to the aggregate cash value of the units of Acquired Fund of Initial Class or Service Class held by you immediately prior to the Reorganization. Following the Reorganization, the Acquired Fund will liquidate.

This Proxy Statement/Prospectus solicits your voting instructions in connection with a special meeting of shareholders, to be held on April 27, 2004, at which Acquired Fund shareholders will vote on the Agreement and Plan of Reorganization ("Reorganization Plan") through which these transactions will be accomplished. Because you, as a Policyowner invested in Acquired Fund are being asked to provide instructions to approve the Reorganization that will result in your holding units of Acquiring Fund, this document also serves as a prospectus for the Acquiring Fund, whose investment objective is to seek preservation of capital and long-term growth.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Fund that you should know before investing. A Statement of Additional Information ("SAI") dated March 17, 2004, relating to this Proxy Statement/Prospectus and containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the ATSF Prospectus and Statement of Additional Information dated May 1, 2003, each of which is incorporated herein by reference and is available, without charge, by calling (800) 851-9777. The ATSF annual report relating to the Funds, dated December 31, 2003 is incorporated herein by reference, and is available, without charge, by calling (800) 851-9777.

You may also obtain proxy materials, reports and other information filed by either Fund from the SEC's Public Reference Section (1-202-942-8090) in Washington, D.C., or from the SEC's internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

POLICYOWNERS RIGHT TO INSTRUCT SHAREHOLDERS

Shares of Acquired Fund and Acquiring Fund are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a "Policyowner" or collectively "Policyowners") of variable annuity contracts and variable life insurance policies (collectively, the "Policies"). As such, Western Reserve Life Assurance Co. of Ohio ("WRL"), Transamerica Occidental Life Insurance Company ("TOLIC"), Transamerica Life Insurance Company ("Transamerica"), Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Financial Life Insurance Company ("TFLIC") (formerly AUSA Life Insurance Company) and Transamerica Life Insurance and Annuity Company ("Transamerica Life & Annuity"), (collectively, the "Insurance Companies") are the only shareholders of the investment options of ATSF. Transamerica and TFLIC own all of the shares of Acquired Fund, with the amount of shares being owned by each entity being 5% or more. ATSF has agreed to solicit voting instructions from the Policyowners, upon which instructions the respective Insurance Company will vote the shares of Acquired Fund at the Special Meeting on April 27, 2004, and any adjournment(s) thereof. Interests in the Policies for which no timely instructions are received will be voted in the same proportion as the instructions that are received from other Policyowners. Transamerica and TFLIC will also vote any shares in separate accounts that they own, and which are not attributable to Policies, in the same proportion as determined by the Policyowners. ATSF will mail a copy of this Proxy Statement/Prospectus to each Policyowner of record as of February 20, 2004 ("Record Date"). The number of shares in Acquired Fund for which a Policyowner may give instructions is determined to equal the number of units based on cash value for that Fund in the Policyowner's respective policy. Fractional shares will be counted.

Based upon this "cash value" attributable to Acquired Fund as of February 20, 2004, Policyowners are entitled to an aggregate of votes with respect to Acquired Fund as follows:

         UNITS ELIGIBLE TO PROVIDE INSTRUCTIONS  _____________

As of February 20, 2004, the Officers and Directors of ATSF, as a group, beneficially owned less than 1% of the outstanding shares of Acquired Fund.

Proxy materials will be mailed to Policyowners on or about April 3, 2004.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 2, 2004

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the ATSF Prospectus and the Reorganization Plan, a copy of which is attached hereto as Appendix A.

THE PROPOSED REORGANIZATION -- On September 9, 2003, the Board of Directors of ATSF approved the Reorganization Plan with respect to each of the Funds. Subject to approval of the Acquired Fund, the Reorganization Plan provides for:

- the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

- the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

- the distribution of units of the Acquiring Fund having an aggregate value equal to the to the Policyowner's aggregate cash value of the Acquired Fund; and

-    the complete liquidation of the Acquired Fund as a series of ATSF.

The Reorganization is expected to be effective immediately after the close of business on April 30, 2004, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each Policyowner invested in the Acquired Fund will become a Policyowner invested in the Acquiring Fund. Each Policyowner will hold, immediately after the Closing, units of the Acquiring Fund having an aggregate value equal to the aggregate value of the same class of shares of the Acquired Fund held by that Policyowner as of the close of business on the day of the Closing.

The Reorganization is intended to eliminate duplication of costs and other inefficiencies arising from having two mutual funds within the same family of funds that are similar in many respects, as well as to assist in achieving economies of scale. Policyowners in the Acquired Fund are expected to benefit from the larger asset base and the termination of this duplication that will result from the Reorganization.

Approval of the Reorganization Plan with respect to the Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund. In the event that the Policyowners of the Acquired Fund do not provide instructions to approve the Reorganization, the Acquired Fund will continue to operate as a separate entity, and the ATSF Board of Directors will determine what further action, if any, to take.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF ATSF UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU PROVIDE INSTRUCTIONS TO VOTE "FOR" THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

- As described below, the Acquired Fund has investment objectives and policies that are similar in many respects to the investment objectives and policies of the Acquiring Fund.

- The Funds have the same investment adviser, AEGON/Transamerica Fund Advisers, Inc. (the "Investment Adviser"), 570 Carillon Parkway, St. Petersburg, Florida 33716.

- The proposed Reorganization offers potential reductions in total operating expenses for Policyowners of each of the Funds.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND MANAGEMENT - The investment objectives and principal investment strategies of the Funds are similar in many respects. The Funds' principal investment strategies and policies are described in more detail below. There can be no assurance that either Fund will achieve its stated objective.

                                         ACQUIRED FUND                             ACQUIRING FUND
-----------------------------------------------------------------------------------------------------------
  INVESTMENT OBJECTIVE        Seeks long-term capital appreciation.      Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------------
PRINCIPAL STRATEGIES AND    Acquired Fund seeks to achieve the           Acquiring Fund seeks to achieve
        POLICIES            fund's investment objective by investing     the Fund's investment objective by
                            primarily in:  equity securities of U.S.     investing in common stocks of
                            and foreign companies.                       companies that offer technology,
                                                                         communications, capital goods or
                                                                         related products and services.
-----------------------------------------------------------------------------------------------------------
   INVESTMENT ADVISER               AEGON/Transamerica Fund                     AEGON/Transamerica Fund
                                        Advisers, Inc.                               Advisers, Inc.
-----------------------------------------------------------------------------------------------------------
      SUB-ADVISER                   BlackRock Advisors, Inc.                    Great Companies, L.L.C.
-----------------------------------------------------------------------------------------------------------
   PORTFOLIO MANAGERS               Thomas P. Callan, CFA and              Jim Huguet, Gerry Bollman, CFA
                                          Daniel M. Rea                      and Matt Stephani, CFA, CPA
-----------------------------------------------------------------------------------------------------------

COMPARISON OF PRINCIPAL RISKS INVOLVED IN INVESTING IN THE FUNDS -- Because the Funds have investment objectives and policies that are similar in many respects, the principal risks of an investment in the Funds also are similar in many respects, although there are certain differences. Similarities include, among others:

- Each Fund invests in equity securities such as common stocks. This type of investment involves risks. While equity securities have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the securities a Fund holds fluctuate in price, the value of your investments in such Fund fluctuates.

- Each Fund invests in technology securities. Securities of technology companies are strongly affected by worldwide scientific and technological developments and government policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.

- Each Fund invests in technology securities which may involve proprietary research. Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

Differences include, among others:

- Contrary to the Acquired Fund, the Acquiring Fund does not invest in foreign securities which involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

- Contrary to the Acquired Fund, Acquiring Fund is non-diversified. Acquiring Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio, and may be subject to greater risk of loss with respect to its portfolio securities.

- Acquiring Fund seeks stocks of large, established, United States-based companies that rely extensively on technology or communications in their product development or operations and have benefited from technological or communications in their operating history.

- Acquiring Fund selects stocks from a group of companies that it has identified, in its opinion, as being "great companies" by meeting the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the U.S.; have been in business for 15 years or more; have a market cap in excess of $15 billion; be a global company as defined by sub-adviser; be engaged in what the sub-adviser considers to be a "terrific technology business"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities. The sub-adviser seeks common stocks that have outstanding shareholder returns and have outperformed the portfolio's benchmark over a set period of time. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the portfolio.

- Acquired Fund invests in U.S. and foreign companies (including companies located in emerging market countries) that, in the portfolio manager's opinion, are expected to offer the best opportunities for growth and high investment returns.

- Acquired Fund uses a multi-factor screen to identify stocks that have above-average return potential. The factors and weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

     In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES --

The investment strategies, restrictions and risks of the Funds are similar in many respects, although there are certain differences. There can be no assurance that either Fund will achieve its stated objective.

ACQUIRED FUND

- The Acquired Fund's investment sub-adviser, BlackRock Advisors, Inc. ("BlackRock"), seeks to achieve the Fund's objective by investing primarily in equity securities of U.S. and foreign companies.

- In seeking to achieve the Fund's investment objective, BlackRock selects equity securities of companies that, in the team's opinion, have a rapid and substantial growth potential from the development, advancement and use of science and/or technology. The portfolio manager uses the investment process described below to select companies for the Fund. Some of the industries that are likely to be represented in the Fund's holdings include: Application software; IT consulting and services; networking equipment; telecom equipment; computer hardware; computer storage and peripherals; electronic equipment and instruments; semiconductor equipment; semiconductors; aerospace and defense; electrical components and equipment; biotechnology; pharmaceuticals; health care equipment and supplies; health care distribution and services; health care facilities; industrial gasses; specialty chemicals; advanced materials; integrated telecom services; alternate carriers; and wireless telecommunication services.

     The Fund normally invests at least 80% of its total assets in equity securities issued by these companies.

- The Fund invests mainly in U.S. and foreign companies (including companies located in emerging market countries) that, in the portfolio manager's opinion, are expected to offer the best opportunities for growth and high investment returns. The manager uses a multi-factor screen to identify stocks that have above-average return potential. The factors and weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

- To reduce Fund risk, the sub-adviser will diversify by investing in at least three countries, one of which may be the U.S. The Fund generally will sell a stock when in the portfolio manager's opinion, there is deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to re-balance the Fund or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

     While the Fund principally invests in common stock, it may also invest in preferred stock and securities convertible into common and preferred stock; Rule 144A securities and IPOs; options or futures; forward foreign currency exchange contracts; and small-cap companies.

ACQUIRING FUND

- The Acquiring Fund pursues its objective by investing principally in common stocks of companies that offer technology, communication, capital goods or related products and services.

- Acquiring Fund generally invests at least 80% of the Fund's assets in such stocks.

- To the extent the Acquiring Fund is non-diversified, it invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.

- Acquiring Fund seeks to invest in stocks of large, established, United States-based companies that rely extensively on technology or communications in their products development or operations and have benefited from technological or communications in their operating history. Stocks for this Fund are selected by the investment sub-adviser, Great Companies, L.L.C. ("Great Companies") from a group of companies that it has identified, in its opinion, as being "great companies."

- To be considered a "great company" by the sub-adviser, the sub-adviser will initially determine if a company meets the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for 15 years or more; have a market cap in excess of $15 billion; be a global company as defined by sub-adviser; be engaged in what the sub-adviser considers to be "terrific technology business"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities. The sub-adviser seeks common stocks that have outstanding shareholder returns and have outperformed the fund's benchmark over a set period of time. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the portfolio.

     Companies identified by the sub-adviser for selection to the portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the Fund is at the sole discretion of the sub-adviser, irrespective of the stock screening process or method used.

     To determine how to allocate fund assets among the "great companies," the sub-adviser uses Intrinsic Value. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure and changes when interest rates move or when forecasts of future cash flows are revised.

     COMPARISON OF PORTFOLIO CHARACTERISTICS -- The following tables compare certain characteristics of the Funds as of December 31, 2003:

                                                      ACQUIRING FUND     ACQUIRED FUND
--------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Net Assets (thousands)                                   $213,904           $22,979
-----------------------------------------------------------------------------------
Number of Holdings                                             20               108
-----------------------------------------------------------------------------------
Portfolio Turnover Rate                                        40%              150%
-----------------------------------------------------------------------------------
As a percentage of net assets:
-----------------------------------------------------------------------------------
   Common Stocks                                             92.3%             96.5%
-----------------------------------------------------------------------------------
   Short-term U.S. Government Obligations                     0.0%              7.4%
-----------------------------------------------------------------------------------
   Security Lending Collateral                               11.5%              0.0%
-----------------------------------------------------------------------------------
   Liabilities in excess of other assets                     (3.8)%            (3.9)%
-----------------------------------------------------------------------------------
                                                            100.0%            100.0%
-----------------------------------------------------------------------------------

                     TOP 10 HOLDINGS (AS A % OF NET ASSETS)

                                 ACQUIRING FUND

--------------------------------------------------------------------------------
First Data Corporation                                                     10.00%
--------------------------------------------------------------------------------
Microsoft Corporation                                                       8.34%
--------------------------------------------------------------------------------
International Business Machines Corporation                                 8.04%
--------------------------------------------------------------------------------
Electronic Arts, Inc.                                                       7.15%
--------------------------------------------------------------------------------
Dell Computer Corporation                                                   6.26%
--------------------------------------------------------------------------------
UTStarcom, Inc.                                                             4.78%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         4.73%
--------------------------------------------------------------------------------
Waters Corporation                                                          4.73%
--------------------------------------------------------------------------------
Symantic Corporation                                                        4.72%
--------------------------------------------------------------------------------
Amgen Inc.                                                                  4.68%
--------------------------------------------------------------------------------

                                  ACQUIRED FUND

-------------------------------------------------------------------------------
Microsoft Corporation                                                      2.85%
-------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                              2.47%
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        2.42%
-------------------------------------------------------------------------------
Applied Materials, Inc.                                                    2.19%
-------------------------------------------------------------------------------
Intel Corporation                                                          2.16%
-------------------------------------------------------------------------------
Accenture Ltd.                                                             2.13%
-------------------------------------------------------------------------------
International Business Machines Corporation                                2.06%
-------------------------------------------------------------------------------
Oracle Corporation                                                         1.67%
-------------------------------------------------------------------------------
Merck & Co., Inc.                                                          1.61%
-------------------------------------------------------------------------------
Schering - Plough Corporation                                              1.60%
-------------------------------------------------------------------------------

RELATIVE PERFORMANCE -- The following table shows the average annual total return for the initial class of each Fund and its comparative index. Average annual total returns are shown for each calendar year since 2002 for Acquired Fund. (Acquired Fund's inception was August 17, 2001) and since 2001 for Acquiring Fund (Acquiring Fund's inception was May 1, 2000.) The indexes have an inherent performance advantage over the Funds, since an index incurs no operating expenses. An investor cannot invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of any sales charges. The information below does not reflect fees and expenses associated with an investment in the policies or contracts offered by the Insurance Companies. Shares in the Fund are available only through the purchase of such products.

CALENDAR YEAR/                            S&P 500                                   NASDAQ
 PERIOD ENDED        ACQUIRED FUND    COMPOSITE INDEX       ACQUIRING FUND     COMPOSITE INDEX
----------------------------------------------------------------------------------------------
   12/31/01               N/A               N/A                (36.94)%           (21.05)%
----------------------------------------------------------------------------------------
   12/31/02            (36.36)%          (22.09)%              (38.12)%           (31.53)%
----------------------------------------------------------------------------------------
   12/31/03             52.03%            28.67%                50.95%             50.01%
----------------------------------------------------------------------------------------

SECURITIES AND INVESTMENT TECHNIQUES -- The following is a summary of the principal types of securities in which the Funds may invest and strategies they may employ in pursuit of their investment objectives. As with any security, an investment in a Fund involves certain risks, including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk. An investment in a Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The following discussion addresses the principal investments of, and the primary risks of investing in, the Funds. However, the fact that a particular risk is not identified as a main risk for the Fund does not mean that a Fund is prohibited from investing its assets in investments that give rise to that risk. It simply means that the risk is not a main risk of the Funds. For further information regarding risks of investing in the Funds, see the SAI.

STOCKS (BOTH FUNDS). While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks a Fund holds fluctuate in price, the value of your investments in a Fund will go up and down.

FOREIGN SECURITIES (ACQUIRED FUND). Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, or other operational risks; and the less stringent investor protection and disclosure standards of some foreign investments, especially those in emerging markets, more volatile and potentially less liquid that U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

TECHNOLOGY RISK (BOTH FUNDS). Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.

COMPARISONS OF FEES AND EXPENSES

The following describes and compares the fees and expenses that you may pay if you hold units of the Funds. It is expected that combining the Funds will allow Policyowners of the Acquired Fund to realize economies of scale and lower total operating expenses. While the Reorganization will not affect the management fee payable with respect to the Acquiring Fund (as a percentage of the Fund's average daily net assets), the Investment Adviser may be deemed to have a material interest in the proposed Reorganization because (1) its affiliate, Great Companies, L.L.C., as sub-adviser to the Acquiring Fund, will be receiving the sub-advisory fee payable for the Acquired Fund instead of BlackRock Advisors, Inc., the current sub-adviser to the Acquired Fund; and (2) because of the larger asset base of the combined fund, the Investment Manager may have lower obligations under its current expense limitation arrangements. If Great Companies assumes sub-advisory services for the combined Fund, the Investment Adviser may be deemed to have a material interest in the proposed Reorganization because Great Companies, an affiliate of the Investment Adviser, will receive the sub-advisory fee. For further information on the fees and expenses of the Acquiring Fund, see "More Information Regarding the Acquiring Fund."

OPERATING EXPENSES -- The current expenses of each Fund and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Funds are based on the operating expenses incurred for the fiscal year ended December 31, 2003. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed Reorganization as of December 31, 2003. Pro forma numbers are estimated in good faith and are hypothetical. The current and pro forma expenses do not reflect the fees that are assessed under the Policy you have purchased. Please refer to your respective Policy or Contract for those charges.

Great Companies is an affiliate of the Investment Adviser. As an affiliate, sharing of expenses pursuant to any expense cap for the combined fund will result in sharing of expenses by those affiliates.

ANNUAL FUND OPERATING EXPENSES (as a percentage of each Fund's average daily net assets)

                                      DISTRIBUTION &                         TOTAL ANNUAL
                        MANAGEMENT    SERVICE (12b-1)                       FUND OPERATING     EXPENSE        NET OPERATING
                          FEES             FEES          OTHER EXPENSES        EXPENSES       REDUCTION(1)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------
ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------------------
Initial Class             0.80%            0.00%              0.07%              0.87%           0.00%            0.87%
---------------------------------------------------------------------------------------------------------------------------
Service Class             0.80%            0.25%              0.07%              1.12%           0.00%            1.12%
---------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND
---------------------------------------------------------------------------------------------------------------------------
Initial Class             0.90%            0.00%              0.53%              1.43%          (0.03)%           1.40%
---------------------------------------------------------------------------------------------------------------------------
Service Class             0.90%            0.25%              0.53%              1.69%          (0.04)%           1.65%
---------------------------------------------------------------------------------------------------------------------------
PRO FORMA -
ACQUIRING FUND
INCLUDING ACQUIRED
FUND
---------------------------------------------------------------------------------------------------------------------------
Initial Class             0.80%            0.00%              0.07%              0.87%           0.00%            0.87%
---------------------------------------------------------------------------------------------------------------------------
Service Class             0.80%            0.25%              0.07%              1.12%           0.00%            1.12%
---------------------------------------------------------------------------------------------------------------------------

(1) Through a contractual arrangement with each Fund, the Investment Adviser has agreed to limit the expenses of Acquired Fund through April 30, 2004 and Acquiring Fund through April 30, 2005 for expenses (other than distribution and service fees (12b-1) fees) that exceed 1.00% for each Fund.

EXAMPLE -- This example is intended to help you compare the cost of investing in each Fund and in the combined Funds on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the surviving Fund after the Reorganization for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results.

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------
ACQUIRING FUND
-------------------------------------------------------------------------------------------------
Initial Class                                            $   89    $   278    $   482    $  1,073
-------------------------------------------------------------------------------------------------
Service Class                                            $  114    $   356    $   617    $  1,363
-------------------------------------------------------------------------------------------------
ACQUIRED FUND
-------------------------------------------------------------------------------------------------
Initial Class                                            $  143    $   449    $   779    $  1,710
-------------------------------------------------------------------------------------------------
Service Class                                            $  168    $   529    $   914    $  1,994
-------------------------------------------------------------------------------------------------
PRO FORMA - ACQUIRING FUND INCLUDING ACQUIRED FUND
-------------------------------------------------------------------------------------------------
Initial Class                                            $   89    $   278    $   482    $  1,073
-------------------------------------------------------------------------------------------------
Service Class                                            $  114    $   356    $   617    $  1,363
-------------------------------------------------------------------------------------------------

GENERAL INFORMATION

Initial Class shares and Service Class shares have different expense structures. Initial Class shares can have up to a maximum distribution fee (12b-1 fee) equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the Fund), but the Fund does not intend to pay any distribution fees for Initial Class shares through April 30, 2005. The Fund reserves the right to pay such fees after that date.

Service Class shares have higher expenses (and, therefore, lower performance) resulting from its 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). These fees and expenses would lower investment performance. The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

INVESTMENT ADVISER AND SUB-ADVISER -- The Investment Adviser has overall responsibility for the management of the Acquiring Fund. For such services, the Acquiring Fund pays an investment advisory fee monthly at the annual rate of 0.80% of the Fund's average daily net assets. In turn, the Investment Adviser has entered into a sub-advisory agreement with Great Companies to provide investment advisory services to the Acquiring Fund. Pursuant to this agreement, Great Companies furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of the Acquiring Fund and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of ATSF's Board of Directors and the Investment Adviser. For such services, the Investment Adviser pays Great Companies 50% of the average daily net assets, less 50% of any amount reimbursed to the Fund by the Investment Adviser pursuant to the Acquiring Fund's expense limitation arrangement.

INVESTMENT PERSONNEL -- The following individuals have responsibility for the day-to-day management of the Acquiring Fund:

- JIM HUGUET has served as Co-CEO, Manager, and CIO of Great Companies since May 2000. He has served as co-manager of the Fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut. In May 2000, Mr. Huguet, together with John R. Kenney and Money Services, Inc., formed Great Companies, L.L.C.

- GERRY BOLLMAN, CFA has served as Executive Vice President of Great Companies since May 2000. He has served as a co-manager of the Fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey-based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies L.L.C. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut, from 1999 until May 2000.

- MATT STEPHANI, CFA, CPA has served as Senior Vice President of Great Companies and as co-manager of the Fund since May 2001. He is responsible for analysis of domestic and foreign securities for Great Companies. From 1995 to May 2001, Mr. Stephani worked for Deloitte & Touche in Phoenix, Arizona, and Wilton, Connecticut, most recently as Accounting Manager in the firm's national office.

PERFORMANCE OF THE ACQUIRING FUND -- The bar chart and table shown below provide an indication of the risks of investing in the Acquiring Fund by showing (on a calendar-year basis) changes in the Acquiring Fund's annual total return from year to year and by showing (on a calendar-year basis) how the Acquiring Fund's average annual returns for one year and since inception, compare to those of a broad-based securities market index--the NASDAQ Composite Index. Note that an index has an inherent performance advantage over the Acquiring Fund since it imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The information in the bar chart is based on the performance of the Initial shares of the Acquiring Fund. The Fund's past performance is not an indication of how the Fund will perform in the future.

                                 ACQUIRING FUND

One year total return as of December 31, 2003:

2001       -36.94%
2002       -38.12%
2003        50.95%

During the period shown in the chart, the Acquiring Fund's best quarterly performance was 34.92% for the quarter ended December 31, 2001; and the Fund's worst quarterly performance was (34.65)% for the quarter ended September 30, 2001.

The table below shows the average annual total returns of the Initial Shares of the Acquiring Fund for the periods shown. The table compares how the Acquiring Fund's average annual total returns for different calendar periods compare to a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED                       Since Inception
DECEMBER 31, 2003)*                                        One Year        May 1, 2000
----------------------------------------------------------------------------------------
Acquiring Fund - Initial Shares                              50.95%          (22.26)%
----------------------------------------------------------------------------------------
NASDAQ Composite Index**                                     50.01%          (16.35)%
----------------------------------------------------------------------------------------

*    Returns reflect the reinvestment of dividends and capital gains.

** The NASDAQ Composite Index ("NASDAQ") is a widely recognized, unmanaged index of market performance, which measures all NASDAQ domestic- and international-based common type stocks listed on The NASDAQ Stock Market.

For a discussion by the Investment Adviser regarding the performance of the Acquiring Fund for the period ended December 31, 2003, see Appendix B to this Proxy Statement/Prospectus. Additional information about the Acquiring Fund is included in the section, "More Information Regarding the Acquiring Fund."

INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION PLAN -- The Reorganization Plan provides for the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund solely in exchange for Initial Class or Service Class shares of the Acquiring Fund. The Acquired Fund will distribute the shares of the Acquiring Fund received in the exchange, and then the Acquired Fund will be liquidated. Units will then be distributed proportionately to Policyowners.

After the Reorganization, each Policyowner of the Acquired Fund will own units in the Acquiring Fund having an aggregate value equal to the aggregate value of unit of the Acquired Fund held by that Policyowner as of the close of business on the business day preceding the Closing. Policyowners of Initial Class or Service Class units of the Acquired Fund will receive units of the corresponding class of the Acquiring Fund.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the Acquired Fund and transferring to those accounts the same class shares representing such shareholder's interest previously credited to the account of the Acquired Fund. No fees of any kind will be charged to the Shareholders of the Acquired Fund in connection with their receipt of shares of the Acquiring Fund in the Reorganization. Units will then be distributed proportionately to Policyowners.

The obligations of the Funds under the Reorganization Plan are subject to various conditions, including approval of the Acquired Fund. The Reorganization Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. For a complete description of the terms and conditions of the Reorganization, see the Reorganization Plan at Appendix A, which qualifies in its entirety the foregoing summary of the Reorganization Plan.

REASONS FOR THE REORGANIZATION -- The Funds have investment objectives, strategies and risks that are similar in many respects. Because the Acquired Fund may invest in similar types of securities as the Acquiring Fund, the Funds are somewhat duplicative. In addition, the Reorganization would create a larger Acquiring Fund, which should benefit Policyowners of the Funds by spreading costs across a larger, combined asset base, and which may allow Policyowners of the Acquired Fund to continue to participate in a professionally managed portfolio at a lower level of operating expenses. Also, a larger Acquiring Fund offers the potential benefit of a more diversified portfolio of securities, may improve trading efficiency, and may eventually realize economies of scale and lower operating expenses.

The proposed Reorganization was presented to the Board of Directors of ATSF for consideration and approval at a meeting held on September 9, 2003. For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of ATSF, determined that the interests of the Policyowners of the respective Funds would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization was in the best interests of each of the Funds and its Policyowners.

BOARD CONSIDERATIONS -- The Board of Directors of ATSF, in recommending the proposed transaction, considered a number of factors, including the following:

1. expense ratios and information regarding fees and expenses of the Acquired Fund and the Acquiring Fund, which indicate that current Policyowners of the Acquired Fund will benefit from the Reorganization by getting a comparable investment in terms of expense;

2. the Reorganization would allow Policyowners of the Acquired Fund to continue to participate in a professionally-managed portfolio. As Policyowners of the Acquiring Fund, these Policyowners would continue to be able to exchange into other funds in the large ATSF fund complex that offer the same class of shares in which a Policyowner currently invests;

3. the Investment Adviser's undertaking to limit the expenses, excluding 12b-1 fees, of the Acquiring Fund to 1.00% of its average daily net assets effective through April 30, 2005, subject to possible recoupment or revision in future years.

4. the Reorganization would not dilute the interests of either Fund's current Policyowners;

5. the relative investment performance and comparable risks of the Acquiring Fund as compared to the Acquired Fund;

6. the similarity of the Acquiring Fund's investment objectives, policies and restrictions to those of the Acquired Fund and the fact that the Funds are somewhat duplicative within the overall group of funds; and

7. elimination of duplication of costs and inefficiencies of having two Funds that are similar in many respects.

The Board also considered the future potential benefits to ATSF in that its costs to administer both Funds may be reduced if the Reorganization is approved.

THE BOARD OF DIRECTORS OF ATSF RECOMMENDS THAT POLICYOWNERS OF THE ACQUIRED FUND PROVIDE INSTRUCTIONS TO APPROVE THE REORGANIZATION.

TAX CONSIDERATIONS -- The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the Acquired Fund nor the Acquiring Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, the Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing all of the Acquired Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward).

Both Funds have elected and qualified to be taxed as regulated investment companies under Section 851-855 of the Code, and after the Reorganization, the Acquiring Fund intends to continue to operate so as to qualify as a regulated investment company. Following the distribution of the same class of shares to, ATSF will terminate the Acquired Fund as a series of ATSF.

EXPENSES OF THE REORGANIZATION -- The Investment Adviser will bear the expenses relating to the Reorganization, including but not limited to the costs of the proxy. The costs of the Reorganization include, but are not limited to, costs associated with preparation of the Acquiring Fund's registration statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Shareholders' Meeting.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION -- Each of the Funds is a series of ATSF, an open-end management company organized as a Maryland corporation. ATSF is governed by a Board of Directors, which consists of nine members, seven of whom are not "interested persons" as defined in the Investment Company Act of 1940 (the "1940 Act"). The Directors are responsible for the overall supervision of the operation of each Fund and perform the various duties imposed on the Directors of investment companies in the 1940 Act and under state law.

DISTRIBUTOR -- AFSG Securities Corporation ("AFSG" or the "Distributor"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, is the principal distributor for the Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS -- Each Fund pays dividends from net investment income, and distributes net capital gains, if any, at least annually. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of that Fund.

CAPITALIZATION -- The following table shows the capitalization of each Fund as of December 31, 2003 and on a pro forma basis as of December 31, 2003, giving effect to the Reorganization:

                                                            NET ASSETS          NET ASSET VALUE PER      SHARES OUTSTANDING
                                                            (THOUSANDS)                SHARE                (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------------------
Initial Class                                               $ 213,164                  $ 3.97                   53,636
---------------------------------------------------------------------------------------------------------------------------
Service Class                                               $      740                 $ 3.97                      187
---------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND
---------------------------------------------------------------------------------------------------------------------------
Initial Class                                               $   22,745                 $10.11                    2,251
---------------------------------------------------------------------------------------------------------------------------
Service Class                                               $      234                 $10.09                       23
---------------------------------------------------------------------------------------------------------------------------
Pro Forma - ACQUIRING FUND INCLUDING ACQUIRED FUND
---------------------------------------------------------------------------------------------------------------------------
Initial Class                                               $  235,909                 $ 3.97                   59,365
---------------------------------------------------------------------------------------------------------------------------
Service Class                                               $      975                 $ 3.97                      246
---------------------------------------------------------------------------------------------------------------------------

(1) The net assets of the Acquired Fund will be converted to shares based on the Acquiring Fund's net asset value per share.

GENERAL INFORMATION

SOLICITATION OF VOTING INSTRUCTIONS -- Voting instructions are being solicited at the request of the Board of Directors of ATSF. Solicitation of voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about April 3, 2004. The Funds have retained ALAMO Direct ("ALAMO"), a professional proxy solicitation, mailing and tabulation firm, to assist with this solicitation. The estimated costs for the proxy services of ALAMO are estimated to be approximately $4,639, plus applicable postage.

If a Policyowner wishes to participate in the Special Meeting, but does not wish to give instructions by telephone, the Policyowner may still submit the voting instruction form originally sent with the Proxy Statement/Prospectus, attend in person, vote via the Internet or by facsimile. Should a Policyowner require additional information regarding the voting instruction form or require replacement of the voting instruction form, they may contact Customer Service at the number listed in the Policy they have purchased.

A Policyowner may revoke the accompanying voting instruction form at any time prior to its use by filing with ATSF a written revocation or executed voting instruction form bearing a later date. In addition, any Policyowner that attends the Special Meeting of Acquired Fund, in person may provide instructions at the Special Meeting, thereby canceling any instructions previously given. However, attendance at the Special Meeting, by itself, will not revoke previous instructions. IF YOU VOTE BY TELEPHONE OR THE INTERNET, PLEASE DO NOT RETURN YOUR VOTING INSTRUCTION FORM, UNLESS YOU LATER ELECT TO CHANGE YOUR VOTE.

REQUIRED VOTE. To become effective, the proposed Reorganization must be approved by a "vote of the majority of the outstanding voting securities" of Acquired Fund, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% or more of the shares of Acquired Fund entitled to vote there at the Special Meeting if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or (ii) more than 50% of such outstanding shares of Acquired Fund entitled to vote thereon.

Acquired Fund must have a quorum to conduct its business at the Special Meeting. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present.

SECURITY OWNERSHIP. To the knowledge of ATSF, as of February 20, 2004, no Director of ATSF beneficially owned 1% or more of the outstanding shares of either Fund, and the officers and Director of ATSF beneficially owned, as a group, less than 1% of the shares of either Fund.

Transamerica and TFLIC own all of the shares of Acquired Fund, with the amount of shares being owned by each entity being 5% or more.

OTHER MATTERS TO COME BEFORE THE MEETING -- The Board of Directors does not know of any matters to be presented at the meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the meeting, the parties named in the accompanying voting instruction form will vote thereon in accordance with their best judgment.

POLICYOWNER PROPOSALS -- ATSF is not required to hold regular annual meetings and, in order to minimize their costs, does not intend to hold meetings unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by ATSF management. Therefore, it is not practicable to specify a date by which Policyowner proposals must be received in order to be incorporated in an upcoming proxy statement for a shareholder meeting or to be submitted to ATSF.

Policyowners wishing to submit proposals should send their written proposals to the address set forth on the cover of this Proxy Statement/Prospectus a reasonable time prior to the date of a meeting to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Parties named as proxies for any subsequent shareholder meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

INFORMATION ABOUT THE FUNDS -- ATSF is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

IN ORDER THAT THE PRESENCE OF A QUORUM AT THE MEETINGS MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTION FORM IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                John K. Carter, Esq.
                                                Senior Vice President,
                                                Secretary & General Counsel

April 2, 2004

                  MORE INFORMATION REGARDING THE ACQUIRING FUND

                             POLICYOWNER INFORMATION

PURCHASE AND REDEMPTION OF SHARES. The Insurance Companies purchase shares of the Funds for variable annuity and variable life insurance separate accounts. Each buys and sells shares of the Funds at the net asset value per share ("NAV") next determined after it submits the order to buy or sell. A Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open.

Shares of the Funds may be purchased only indirectly through the purchase of a policy issued by the respective Insurance Company. The prospectus for such policies describes any sales charges applicable to your Policy.

CHOOSING A SHARE CLASS. ATSF offers two shares classes for the Funds, Initial Class and Service Class. Initial Class has an annual 12b-1 fee of 0.15%, which is not currently implemented; and Service Class has an annual 12b-1 fee of 0.25%.

DETERMINATION OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on days when the Exchange is open. The Exchange is open Monday through Friday, except on observation of the following holidays: generally New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund's NAV is generally based upon the market value of securities held in the Fund. If market prices are not available, the fair value of securities is determined using procedures approved by the ATSF Board of Directors.

DISTRIBUTOR. AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, the distributor, is an affiliate of the Investment Adviser, ATFA, and Great Companies.

12B-1 FEES. The Funds have adopted a 12b-1 Plan under the Investment Company Act of 1940 ("1940 Act") (individually, a "12b-1 Plan," applicable to both the Initial Class and the Service Class shares of the Funds. AFSG receives the fees imposed on these shares (up to 0.15% on Initial Class shares (which is not currently implemented) and 0.25% on the Service Class of the average daily net assets).

OTHER EXPENSES: In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, custodian fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with ATSF. Most Fund expenses are allocated proportionately among all of the outstanding shares in ATSF.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER -- The Investment Adviser serves as the investment adviser for the Acquiring Fund. The investment adviser hired Great Companies as sub-adviser, to furnish investment advice and recommendations. The investment adviser also monitors the sub-adviser's buying and selling of securities and administration of the Fund.

The Investment Adviser is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) ("Western Reserve") and AUSA Holding Company (22%) ("AUSA"), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company, whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. The sub-adviser and the Distributor are affiliates of ATFA and the Fund.

ATSF received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits ATSF and its investment adviser, the Investment Adviser, subject to certain conditions, and without the approval of:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, Shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

FINANCIAL HIGHLIGHTS FOR ACQUIRING FUND
For a Share Outstanding Throughout Each Period:

The Acquiring Fund. The financial highlights table is intended to help you understand the Acquiring Fund's financial performance for its shares for each period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. The information for fiscal year ended December 31, 2000 through December 31, 2003 have been audited by PricewaterhouseCoopers LLP, whose report, along with the ATSF financial statements, are included in the ATSF Annual Report, which is available upon request without charge.

                                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)
                            --------------------------------------------------------------------------------------------------------
                            NET ASSET                  INVESTMENT OPERATIONS                            DISTRIBUTIONS
                YEAR OR       VALUE,        NET             NET REALIZED                     FROM NET     FROM NET
                 PERIOD     BEGINNING   INVESTMENT         AND UNREALIZED        TOTAL      INVESTMENT    REALIZED        TOTAL
                ENDED(b)    OF PERIOD  INCOME (LOSS)        GAIN (LOSS)        OPERATIONS     INCOME       GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Initial Class  12/31/2003   $    2.63  $       (0.02)  $        1.36           $     1.34   $        -    $      -     $           -
               12/31/2002        4.25          (0.03)          (1.59)               (1.62)           -           -                 -
               12/31/2001        6.74          (0.03)          (2.46)               (2.49)           -           -                 -
               12/31/2000       10.00          (0.01)          (3.25)               (3.26)           -           -                 -
------------------------------------------------------------------------------------------------------------------------------------
Service Class  12/31/2003        3.00          (0.02)           0.99                 0.97            -           -                 -
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            RATIOS/SUPPLEMENTAL DATA
                                                                           ------------------------------------------------------
                                                                           RATIO OF EXPENSES TO
                                                              NET ASSETS,  AVERAGE NET ASSETS(f)    NET INVESTMENT
                                  NET ASSET                     END OF                             INCOME (LOSS) TO
               YEAR OR PERIOD   VALUE, END OF       TOTAL       PERIOD                                 AVERAGE        PORTFOLIO
                 ENDED(b)         PERIOD       RETURN (c)(g)    (000's)    NET(d)     TOTAL(e)       NET ASSETS(f)  TURNOVER RATE(g)
-----------------------------------------------------------------------------------------------------------------------------------
Initial Class   12/31/2003        $ 3.97          50.95%       $213,164     0.87%       0.87%           (0.57)%            40%
                12/31/2002          2.63         (38.12)         53,434     1.00        1.01            (0.79)             86
                12/31/2001          4.25         (36.94)         56,885     0.99        0.99            (0.66)             75
                12/31/2000          6.74         (32.60)         24,159     1.00        1.05            (0.16)             48
-----------------------------------------------------------------------------------------------------------------------------
Service Class  12/31/2003           3.97          32.33             740     1.12        1.12            (0.83)             40%
-----------------------------------------------------------------------------------------------------------------------------

Notes to Financial Highlights

(a) Per share information is calculated based on average number of shares outstanding.

(b)  The inception dates of the Acquiring Fund's share classes are as follows:

           Initial Class--May 1, 2000
           Service Class--May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

                                   APPENDIX A

                       AGREEMENT & PLAN OF REORGANIZATION

THIS AGREEMENT & PLAN OF REORGANIZATION (the "Plan") is made as of the 9th day of September 2003 by AEGON/Transamerica Series Fund, Inc. (the "Company") with its principal place of business at 570 Carillon Parkway, St. Petersburg, Florida 33716, on behalf of Great Companies -- Technology(SM). (the "Acquiring Fund") and BlackRock Global Science & Technology Opportunities (the "Acquired Fund"), separate series of the Company.

This Plan is intended to be, and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of Acquired Fund to Acquiring Fund in exchange solely for Initial and Service Class voting shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares"), the assumption by Acquiring Fund of all liabilities of Acquired Fund, and the distribution of Acquiring Fund Shares to the shareholders of Acquired Fund in complete liquidation of Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Company is an open-end, registered investment management company and Acquired Fund owns securities which generally are assets of the character in which Acquiring Fund is permitted to invest.

WHEREAS, the Directors of the Company have determined that the exchange of all of the assets of Acquired Fund for Acquiring Fund Shares, and the assumption of all liabilities of Acquired Fund by Acquiring Fund, is in the best interests of Acquiring Fund and its shareholders, and that the interests of the existing shareholders of Acquiring Fund would not be diluted as a result of this transaction.

WHEREAS, the Directors of the Company have determined, with respect to Acquired Fund, that the exchange of all of the assets of Acquired Fund for Acquiring Fund Shares, and the assumption of all liabilities of Acquired Fund by Acquiring Fund, is in the best interests of Acquired Fund and its shareholders, and that the interests of the existing of Acquiring Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Company, on behalf of Acquiring Fund and Acquired Fund separately, hereby covenants and agrees to the following terms and conditions:

1. TRANSFER OF ASSETS OF ACQUIRED FUND TO ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF ACQUIRED FUND

     1.1 Subject to the requisite approval of the shareholders of Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Company will transfer all of Acquired Fund's assets, as set forth in paragraph 1.2, to Acquiring Fund, and Acquiring Fund agrees in exchange therefore: (i) to deliver to Acquired Fund the number of full and fractional Initial and Service Acquiring Fund Shares determined by dividing the value of Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of Acquired Fund to be acquired by Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3 Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Acquiring Fund shall also assume all of the liabilities of Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions that, together with all previous distributions, shall have the effect of distributing to its (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to the end of the business day on the Closing; and (ii) any undistributed investment company taxable income and net capital gain from any period to the extent not otherwise distributed.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, Acquired Fund will distribute to Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, Acquiring Fund Shares of the same class received by Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to Acquired Fund's shares, by the transfer of Acquiring Fund Shares then credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of Acquired Fund shareholders. The aggregate net asset value of Initial Class and Service Class Acquiring Fund Shares to be so credited to Initial Class and Service Class Acquired Fund Policyowners shall, with respect to each class, be equal to the aggregate net asset value of Acquired Fund shares of the corresponding class owned by such shareholders on the Closing Date. All issued and outstanding shares of Acquired Fund will simultaneously be canceled on the books of Acquired Fund, although share certificates representing interests in shares of each class of Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Shares of Acquiring Fund will be issued in the manner described in Acquiring Fund's then-current prospectus and statement of additional information.

     1.6 Any reporting responsibility of Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Acquired Fund.

2.   VALUATION

     2.1 The value of Assets shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then-current prospectus and statement of additional information, and valuation procedures established by the Company's Board of Directors.

     2.2 The net asset value of a Initial Class and Service Class Acquiring Fund Share shall be the net asset value per share computed with respect to that class on the Valuation Date as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the then-current prospectus or statement of additional information with respect to Acquiring Fund, and valuation procedures established by the Company's Board of Directors.

     2.3 The number of Initial Class and Service Class Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for Acquired Fund's assets shall be determined by dividing the value of the net assets with respect to Initial Class and Service Class shares of Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the corresponding class of Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by Acquired Fund's designated record keeping agent, and shall be subject to review by the independent certified public accountants for ATSF.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be April 30, 2004, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern time. The Closing shall be held at the offices of the Company or at such other time and/or place as the parties will agree.

     3.2 The Company shall direct Investors Bank & Trust Company, as custodian for Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by Acquired Fund as of the Closing Date for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund.

     3.3 AEGON/Transamerica Fund Services, Inc., as administrator for Acquired Fund (the "Administrator"), shall deliver, on behalf of Acquired Fund, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders and the number and percentage ownership of outstanding Initial Class and Service Class shares owned by each such shareholder immediately prior to the Closing.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of Acquiring Fund or Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Company, accurate appraisal of the value of the net assets of Acquiring Fund or Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 The Company, on behalf of Acquired Fund, represents and warrants to Acquiring Fund as follows:

          (a) Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the state of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Company is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of Acquired Fund and each prospectus and statement of additional information of Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Company, on behalf of Acquired Fund will have good and marketable title to the Assets to be transferred to Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Company, on behalf of Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to Acquiring Fund;

          (f) Acquired Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Company's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of Acquired Fund, is a party or by which it is bound;

          (g) Material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

          (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, including the Schedule of Investments, at December 31, 2003 of Acquired Fund, and the Statements of Operations and of Changes in Net Assets and the Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Such statements are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to Acquiring Fund) present fairly, in all material respects, the financial condition of Acquired Fund as of such date;

          (j) Since December 31, 2003, there has been no material adverse change in Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Acquiring Fund. For the purposes of this subparagraph
               (j), a decline in net asset value per share of Acquired Fund due to declines in market values of securities in Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all federal and other tax returns and reports of Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

          (m) All issued and outstanding shares of Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of Acquired Fund, as provided in paragraph 3.3. Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of Acquired Fund, nor is there outstanding any security convertible into any of Acquired Fund shares;

          (n) The execution and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of Acquired Fund, and, subject to the approval of the shareholders of Acquired Fund, this Plan will constitute a valid and binding obligation of Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     4.2 The Company, on behalf of Acquiring Fund, represents and warrants to Acquired Fund as follows:

          (a) Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the state of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Company is a registered open-end investment management company; and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of Acquiring Fund, are in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of Acquiring Fund and each prospectus and statement of additional information of Acquiring Fund used at all times prior to the date of the Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Company, on behalf of Acquiring Fund, will have good and marketable title to Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which Acquired Fund has received notice and necessary documentation at or prior to the Closing;

          (f) Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Company's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Acquiring Fund, is a party or by which it is bound;

          (g) Except as otherwise disclosed in writing to and accepted by Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (h) The Statement of Assets and Liabilities, including the Schedule of Investments, at December 31, 2003 of the Acquiring Fund, and the Statement of Operations and of Changes in Net Assets and the Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to Acquired Fund) present fairly, in all material respects, the financial condition of Acquiring Fund as of such date;

          (i) Since December 31, 2003, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of Acquiring Fund due to declines in market values of securities in Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund, shall not constitute a material adverse change;

          (j) On the Closing Date, all federal and other tax returns and reports of Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k) For each taxable year of its operation, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

          (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m) The execution, delivery and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company on behalf of Acquiring Fund and this Plan will constitute a valid and binding obligation of Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the account of Acquired Fund shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Company;

          (o) The information to be furnished by Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

          (p) That insofar as it relates to Company or Acquiring Fund, the Registration Statement relating to Acquiring Fund Shares issuable hereunder, and the proxy materials of Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

     5.1 Acquiring Fund and Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 To the extent required by applicable law, the Company will call a meeting of the shareholders of Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 Acquired Fund covenants that the Initial Class and Service Class Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

     5.4 Acquired Fund will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

     5.5 Subject to the provisions of this Plan, Acquiring Fund and Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

     5.6 As soon as is reasonably practicable after the Closing, Acquired Fund will make a liquidating distribution to its shareholders consisting of the Initial Class and Service Class Acquiring Fund Shares received at the Closing.

     5.7 Acquiring Fund and Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

     5.8 The Company, on behalf of Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm
          (a) the Company, on behalf of Acquiring Fund's, title to and possession of Acquiring Fund's shares to be delivered hereunder, and
          (b) the Company, on behalf of Acquiring Fund's, title to and possession of all of the assets and otherwise to carry out the intent and purpose of this Plan.

     5.9 Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

     The obligations of the Company, on behalf of Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Company, on behalf of Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Company, on behalf of Acquiring Fund, and the Company contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Company, on behalf of Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company, on behalf of Acquiring Fund, on or before the Closing Date; and

     6.3 Acquired Fund and Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

     The obligations of the Company, on behalf of Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Company, on behalf of Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The Company, on behalf of Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company, on behalf of Acquired Fund, on or before the Closing Date;

     7.3 The Company, on behalf of Acquired Fund and Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     7.4 Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED
     FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Company, on behalf of Acquired Fund or Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

     8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote, if any, of the holders of the outstanding shares of Acquired Fund in accordance with the provisions of the Company's Articles of Incorporation, Bylaws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, Company, on behalf of Acquiring Fund or Acquired Fund, may not waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 Dechert shall deliver an opinion addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Company. Notwithstanding anything herein to the contrary, the Company may not waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1 The Company, on behalf of Acquiring Fund, represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The expenses relating to the proposed Reorganization will be paid by the Investment Adviser, AEGON/Transamerica Fund Advisers, Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing Acquiring Fund's prospectus and Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the shareholders' meeting.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of Acquired Fund and Acquiring Fund in sections 9.1 and 9.2 shall survive the Closing.

11.  TERMINATION

     This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

12.    AMENDMENTS

       This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized officers of the Company; provided, however, that following any meeting of the shareholders called by the Company, on behalf of Acquired Fund, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Initial Class and Service Class Acquiring Fund Shares to be issued to Acquired Fund shareholders under this Plan to the detriment of such shareholders without their further approval.

13.  HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     13.2 This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original.

     13.3 This Plan shall be governed by and construed in accordance with the laws of the state of Maryland without regard to its principles of conflicts of laws.

     13.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     13.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only property of Acquired Fund, as provided in the Articles of Incorporation of the Company. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Company, on behalf of Acquired Fund and Acquiring Fund, has caused this Plan to be approved and executed by its President.

                         AEGON/Transamerica Series Fund, Inc.

                         By: /s/ Brian C. Scott
                             ----------------------------------------
                         Name: Brian C. Scott
                         Title: Director, President & Chief Executive Officer

                                   APPENDIX B

                 REPORT FOR ATSF GREAT COMPANIES -- TECHNOLOGY(SM)

Set forth below is an excerpt from the Annual Report of Great Companies -- Technology(SM), dated December 31, 2003, regarding the Fund's performance.

MARKET ENVIRONMENT

Technology stocks, as represented by the NASDAQ Composite Index ("NASDAQ Composite"), advanced more than 12% in the past quarter and as much as 50% in the past year. Yet the returns to shareholders over the past three years are far below other widely used benchmarks for equities. In our view, the recovery of technology stock prices this past year has largely closed the valuation gap that had opened during the long market slide. Over the next year, we believe, prices should generally advance in line with increases in intrinsic values.

PERFORMANCE

For the year ended December 31, 2003, Great Companies-Technology(SM) returned 50.95%. By comparison its benchmark, the NASDAQ Composite returned 50.01%.

STRATEGY REVIEW

While we do not have a comparable estimate for all stocks in the NASDAQ Composite, we are confident that our stocks are in dominant positions competitively, conservatively managed by excellent managers and are strong producers of shareholder value. In 2003, performance in our benchmark came largely from stocks which had lost most of their market value in the previous two years; stocks that we do not own. In the long run, we believe business levels, which exceed those represented by the NASDAQ Composite to coincide with better-than-benchmark stock performance.

The rebound in internet-related stocks has had an outsized effect upon technology indices in recent months. It might seem that some investors just do not see the actual businesses represented by their stocks. For example, the average market capitalization to sales ratio of internet stocks has risen to slightly less than five times, versus 2.7 times for the companies in the NASDAQ Composite. While this is mild compared to 1999 and 2000, many of these companies have been shrinking rather than growing and thus deserve a discount. We have two internet companies in the portfolio, both profitable, both growing rapidly and both priced recently at a discount to their intrinsic value.

James H. Huguet
Gerald W. Bollman
Mathew C. Stephani
Co-Portfolio Managers
Great Companies, L.L.C.

                                     PART B
                      AEGON/Transamerica Series Fund, Inc.

                       Statement of Additional Information
                                 March 17, 2004

Acquisition of the Assets and Liabilities of                By and in Exchange for Shares of
ATSF BlackRock Global Science & Technology                  ATSF Great Companies - Technology(SM) (the "Acquiring
Opportunities (the "Acquired Fund")                         Fund")
570 Carillon Parkway, St. Petersburg, Florida 33716         570 Carillon Parkway, St. Petersburg, Florida 33716

This Statement of Additional Information is available to the Policyowners of the Acquired Fund in connection with a proposed transaction whereby all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund.

This Statement of Additional Information of the Acquiring Fund consists of this cover page, pro forma financial statements, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for AEGON/Transamerica Series Fund, Inc. dated May 1, 2003.

2. The Financial Statements of the Acquired Fund and the Acquiring Fund as included in the ATSF Annual Report for the year ended December 31, 2003, Registration No. 033-00507 (Annual Report filed on Form N-CSR on March 4,
     2004).

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 17, 2004 relating to the reorganization of the Acquired Fund may be obtained, without charge, by writing to AEGON/Transamerica Series Fund, Inc., at 570 Carillon Parkway, St. Petersburg, Florida 33716 or calling (800) 581-9777. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                         BlackRock Global
                                                       Science & Technology         Great Companies
                                                          Opportunities            - Technology (SM)           Pro Forma Fund
                                                       --------------------      ---------------------       ---------------------
                                                        Shares       Value        Shares        Value         Shares        Value
                                                       --------     -------      --------      -------       --------      -------
COMMON STOCKS

      Business Services

  Accenture Ltd(a)                                       18,600     $  490             --      $    --         18,600      $   490
  Digitas Inc.(a)                                        28,000        261             --           --         28,000          261
  eBay Inc.(a)                                               --         --         71,800        4,638         71,800        4,638
  First Data Corporation(b)                                  --         --        520,717       21,396        520,717       21,396
  SonicWALL, Inc.(a)                                     16,000        125             --           --         16,000          125
  Wireless Facilities, Inc.(a)                           12,000        178             --           --         12,000          178

      Chemicals & Allied Products

  ATMI, Inc.(a)                                          10,400        241             --           --         10,400          241

      Communication

  XM Satellite Radio Holdings Inc.(a)                     5,000        132             --           --          5,000          132

      Communications Equipment

  ADC Telecommunications, Inc.(a)                        57,800        172             --           --         57,800          172
  Avaya Inc.(a)                                          11,200        145             --           --         11,200          145
  Harris Corporation                                      6,900        262             --           --          6,900          262
  Motorola, Inc.                                         11,800        166             --           --         11,800          166
  Nokia Oyj - ADR                                        17,700        301             --           --         17,700          301
  QUALCOMM Incorporated                                   4,700        253             --           --          4,700          253
  SeaChange International, Inc.(a)                        9,300        143             --           --          9,300          143
  Tekelec(a)                                             14,800        230             --           --         14,800          230
  Westell Technologies, Inc. - Class A(a)                 9,600         61             --           --          9,600           61
  UTStarcom, Inc.(a)(b)                                      --         --        275,946       10,229        275,946       10,229

      Computer & Data Processing Services

  Citrix Systems, Inc.(a)                                 9,200        195             --           --          9,200          195
  Computer Sciences Corporation(a)                        4,400        195             --           --          4,400          195
  EarthLink, Inc.(a)                                     18,400        184             --           --         18,400          184
  Electronic Arts Inc.(a)(b)                                 --         --        320,100       15,294        320,100       15,294
  Lawson Software Inc.(a)                                30,400        250             --           --         30,400          250
  Microsoft Corporation                                  23,800        655        648,000       17,846        671,800       18,501
  Oracle Corporation(a)                                  29,100        384             --           --         29,100          384
  Siebel Systems, Inc.(a)                                16,700        232             --           --         16,700          232
  Symantec Corporation(a)(b)                              7,200        249        291,200       10,090        298,400       10,339
  TIBCO Software Inc.(a)                                 30,800        209             --           --         30,800          209
  Unisys Corporation(a)                                  14,000        208             --           --         14,000          208
  VeriSign, Inc.(a)                                      13,600        222             --           --         13,600          222
  Yahoo! Inc.(a)                                             --         --        103,300        4,666        103,300        4,666

      Computer & Office Equipment

  Avocent Corporation(a)                                  5,300        194             --           --          5,300          194
  Cisco Systems, Inc.(a)                                 22,900        556        416,900       10,127        439,800       10,683
  Dell Computer Corporation(a)                               --         --        394,400       13,394        394,400       13,394
  Digi International, Inc.(a)                            25,400        244             --           --         25,400          244
  EMC Corporation(a)                                     19,100        247        556,000        7,184        575,100        7,431
  Emulex Corporation(a)                                   9,100        243             --           --          9,100          243
  Hewlett-Packard Company                                10,800        248             --           --         10,800          248
  International Business Machines Corporation             5,100        473        185,600       17,201        190,700       17,674
  Juniper Networks, Inc.(a)                              14,300        267             --           --         14,300          267
  Maxtor Corporation(a)                                  24,800        275             --           --         24,800          275
  NetScreen Technologies, Inc.(a)                        10,600        262             --           --         10,600          262
  Pitney Bowes Inc.                                       6,700        272             --           --          6,700          272
  Quanta Computer Inc.                                   35,000         86             --           --         35,000           86
  Seagate Technology(a)                                  10,500        198             --           --         10,500          198

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)


                                                         BlackRock Global
                                                       Science & Technology          Great Companies
                                                           Opportunities            - Technology (SM)           Pro Forma Fund
                                                       --------------------      ---------------------       ---------------------
                                                        Shares       Value        Shares        Value         Shares        Value
                                                       --------     -------      --------      -------       --------      -------
      Construction

MasTec, Inc.(a)                                          12,400     $  184            --       $    --         12,400      $   184

    Electrical Goods

Somera Communications, Inc.(a)                           23,100         37             --           --         23,100           37

    Electronic & Other Electric Equipment

Citizen Electronics Co., Ltd.                               800         73             --           --            800           73
Samsung Electronics Co., Ltd.                             1,500        568             --           --          1,500          568
Seoul Semiconductor Co., Ltd.                             3,300         60             --           --          3,300           60
Testech Incorporated(a)                                   6,510          8             --           --          6,510            8
Vialta, Inc.(a)                                               7        (d)             --           --              7           (d)

    Electronic Components & Accessories

Agere Systems Inc.(a)                                    74,700        228             --           --         74,700          228
Altera Corporation(a)                                    10,700        243             --           --         10,700          243
Analog Devices, Inc.                                      6,700        306        173,500        7,920        180,200        8,226
Bookham Technology PLC - ADR(a)                          92,500        231             --           --         92,500          231
Brother Industries, Ltd.                                  3,000         28             --           --          3,000           28
Integrated Circuit Systems, Inc.(a)                          --         --        152,400        4,342        152,400        4,342
Intel Corporation                                        15,400        496        259,576        8,358        274,976        8,854
International Rectifier Corporation(a)                    6,200        306             --           --          6,200          306
Intersil Corporation - Class A                            6,900        171             --           --          6,900          171
Linear Technology Corporation                             6,000        252             --           --          6,000          252
Maxim Integrated Products                                 4,200        209        172,500        8,591        176,700        8,800
MEMC Electronic Materials, Inc.(a)                       27,000        260             --           --         27,000          260
Micron Technology, Inc.(a)                                6,300         85             --           --          6,300           85
National Semiconductor Corporation(a)                     7,000        276             --           --          7,000          276
Nippon Electric Glass Co., Ltd.                          13,800        268             --           --         13,800          268
Phoenix Precision Technology Corporation(a)             100,000         79             --           --        100,000           79
PMC-Sierra, Inc.(a)                                      10,900        220             --           --         10,900          220
Sanmina Corporation(a)                                   19,400        245             --           --         19,400          245
Skyworks Solutions, Inc.(a)                              10,500         91             --           --         10,500           91
Taiwan Semiconductor Manufacturing Company Ltd.(a)      120,000        225             --           --        120,000          225
Texas Instruments Incorporated                            6,700        197        266,100        7,818        272,800        8,015
TTM Technologies, Inc.(a)                                 6,800        115             --           --          6,800          115
Xilinx, Inc.(a)                                              --         --        116,400        4,509        116,400        4,509

    Health Services

Caremark Rx, Inc.(a)                                     14,100        356             --           --         14,100          356
LifePoint Hospitals, Inc.(a)                              3,100         91             --           --          3,100           91

    Industrial Machinery & Equipment

Applied Materials, Inc.(a)                               22,400        503        165,500        3,715        187,900        4,218

    Instruments & Related Products

ACLARA BioSciences, Inc.(a)                              14,600         53             --           --         14,600           53
Biacore International AB                                  4,700        111             --           --          4,700          111
Caliper Technologies Corp.(a)                            13,500         89             --           --         13,500           89
KLA -Tencor Corporation(a)                                4,500        264             --           --          4,500          264
Waters Corporation(a)                                        --         --        305,100       10,117        305,100       10,117

    Insurance

Aetna Inc.                                                3,500        237             --           --          3,500          237
Molina Healthcare, Inc.(a)                                2,800         71             --           --          2,800           71

    Manufacturing Industries

SEGA Corporation (a)                                      1,100         10             --           --          1,100           10

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                         BlackRock Global
                                                       Science & Technology         Great Companies
                                                          Opportunities            - Technology (SM)            Pro Forma Fund
                                                       --------------------      ---------------------       ---------------------
                                                        Shares       Value        Shares        Value         Shares        Value
                                                       --------     -------      --------      -------       --------      -------
      Pharmaceuticals

  Alkermes, Inc.(a)                                       6,700       $ 90             --     $     --          6,700      $    90
  Amgen Inc.(a)                                              --         --        162,000       10,012        162,000       10,012
  Amylin Pharmaceuticals, Inc.(a)                        10,800        240             --           --         10,800          240
  Andrx Corporation - Andrx Group(a)                     10,300        248             --           --         10,300          248
  Angiotech Pharmaceuticals, Inc.(a)                      2,700        124             --           --          2,700          124
  Biogen, Inc.(a)                                         3,150        116             --           --          3,150          116
  Biovail Corporation(a)                                  9,000        193             --           --          9,000          193
  Celgene Corporation(a)                                  2,000         90             --           --          2,000           90
  Endo Pharmaceutical Holdings Inc.(a)                    3,700         71             --           --          3,700           71
  Flamel Technologies SA - ADR(a)                         7,500        201             --           --          7,500          201
  Gilead Sciences, Inc.(a)                                4,700        273             --           --          4,700          273
  Guilford Pharmaceuticals Inc.(a)                       26,500        180             --           --         26,500          180
  Ilex Oncology, Inc.(a)                                  7,000        149             --           --          7,000          149
  Impax Laboratories, Inc.(a)                             5,524         79             --           --          5,524           79
  Invitrogen Corporation(a)                               3,300        231             --           --          3,300          231
  Lexicon Genetics Incorporated(a)                       18,100        107             --           --         18,100          107
  Medimmune, Inc.(a)                                      7,700        196             --           --          7,700          196
  Merck & Co., Inc.                                       8,000        370             --           --          8,000          370
  Nabi Biopharmaceuticals(a)                             11,000        140             --           --         11,000          140
  NitroMed, Inc.(a)                                      25,600        184             --           --         25,600          184
  NPS Pharmaceuticals, Inc.(a)                            3,800        117             --           --          3,800          117
  OSI Pharmaceuticals, Inc.(a)                            7,700        248             --           --          7,700          248
  Schering-Plough Corporation                            21,200        368             --           --         21,200          368
  Shire Pharmaceuticals Group PLC - ADR(a)                7,200        209             --           --          7,200          209
  Vicuron Pharmaceuticals Inc.(a)                         3,100         58             --           --          3,100           58
  ViroLogic, Inc.(a)                                     91,000        341             --           --         91,000          341

      Primary Metal Industries

  General Cable Corporation(a)                           26,700        218             --           --         26,700          218

      Radio & Television Broadcasting

  Sirius Satellite Radio Inc.(a)                         20,900         66             --           --         20,900           66

      Research & Testing Services

  Inveresk Research Group, Inc.(a)                        8,500        210             --           --          8,500          210

      Telecommunications

  Tiscali SpA(a)                                         10,900         76             --           --         10,900           76
  You Eal Electronics Co., Ltd.                           1,300         37             --           --          1,300           37

  TOTAL COMMON STOCKS
                                                                    ------                     -------                     -------
  (COST: $               180,262 )                                  22,184                     197,447                     219,631
                                                                    ------                     -------                     -------

                                                       Principal     Value       Principal      Value        Principal      Value
                                                       ---------    -------      ---------     -------       ---------     -------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS

  Fannie Mae
    0.80%, due 01/02/2004                               $ 1,700     $ 1,700       $    --      $    --        $ 1,700       $1,700

                                                                    -------                                                 ------
  TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                        1,700                                                  1,700
                                                                    -------                                                 ------
    (COST:  $                       1,700 )

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                         BlackRock Global
                                                       Science & Technology         Great Companies
                                                          Opportunities            - Technology (SM)            Pro Forma Fund
                                                       --------------------      ---------------------       ---------------------
                                                        Shares       Value        Shares        Value         Shares        Value
                                                       --------     -------      --------      -------       --------      -------
SECURITY LENDING COLLATERAL

      DEBT

      Bank Notes

  Credit Suisse First Boston (USA), Inc.
     1.14%, due 09/08/2004                               $--          $--           $116         $116            $116         $116
  Fleet National Bank
     1.00%, due 01/21/2004                                --           --            437          437             437          437
  National Bank of Commerce
     1.19%, due 04/21/2004                                --           --            364          364             364          364

      Commercial Paper

  Compass Securitization - 144A
     1.08%, due 01/22/2004                                --           --            218          218             218          218
  Delaware Funding Corporation
     1.08%, due 01/07/2004                                --           --            145          145             145          145
  Falcon Asset Securitization
    Corporation - 144A
     1.09%, due 01/08/2004                                --           --            218          218             218          218
     1.09%, due 01/13/2004                                --           --            146          146             146          146
     1.08%, due 02/05/2004                                --           --            291          291             291          291
  General Electric Capital Corporation
     1.09%, due 01/08/2004                                --           --            363          363             363          363
     1.09%, due 01/09/2004                                --           --            218          218             218          218
     1.08%, due 01/16/2004                                --           --            290          290             290          290
  Govco Incorporated - 144A
     1.07%, due 02/05/2004                                --           --            364          364             364          364
  Greyhawk Funding LLC - 144A
     1.09%, due 01/29/2004                                --           --            363          363             363          363
     1.09%, due 02/06/2004                                --           --            363          363             363          363
     1.10%, due 02/09/2004                                --           --            212          212             212          212
  Jupiter Securitization Corporation - 144A
     1.08%, due 02/02/2004                                --           --            363          363             363          363
  Liberty Street Funding Company - 144A
     1.08%, due 01/20/2004                                --           --            218          218             218          218
  Preferred Receivables Funding - 144A
     1.09%, due 01/16/2004                                --           --            422          422             422          422
     1.08%, due 02/17/2004                                --           --            727          727             727          727
  Sheffield Receivables - 144A
     1.09%, due 01/21/2004                                --           --            146          146             146          146

      Euro Dollar Overnight

  BNP Paribas SA
     0.97%, due 01/07/2004                                --           --            728          728             728          728
  Credit Agricole Indosuez
     0.98%, due 01/02/2004                                --           --             29           29              29           29
     1.08%, due 01/06/2004                                --           --            277          277             277          277

      Euro Dollar Terms

  Bank of Montreal
     1.06%, due 01/15/2004                                --           --            142          142             142          142
     1.06%, due 02/17/2004                                --           --            291          291             291          291
  Bank of Scotland
     1.06%, due 04/02/2004                                --           --            218          218             218          218
  Citigroup Inc.
     1.10%, due 01/22/2004                                --           --            218          218             218          218
     1.09%, due 02/06/2004                                --           --            291          291             291          291
  Credit Agricole Indosuez
     1.08%, due 01/28/2004                                --           --            146          146             146          146

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                         BlackRock Global
                                                       Science & Technology         Great Companies
                                                          Opportunities            - Technology (SM)            Pro Forma Fund
                                                       --------------------      ---------------------       ---------------------
                                                        Shares       Value        Shares        Value         Shares        Value
                                                       --------     -------      --------      -------       --------      -------
  Den Danske Bank
     1.08%, due  01/20/2004                            $  --        $  --        $  728        $  728        $  728        $  728
     1.02%, due  01/30/2004                               --           --           364           364           364           364
  Royal Bank of Canada
     1.05%, due  02/27/2004                               --           --           728           728           728           728
  Royal Bank of Scotland Group PLC (The)
     1.08%, due  01/09/2004                               --           --           437           437           437           437
     1.08%, due  01/15/2004                               --           --           146           146           146           146
     1.08%, due  01/20/2004                               --           --            73            73            73            73
  Svenska Handelsbanken AB
     1.09%, due  01/15/2004                               --           --            73            73            73            73
  Toronto-Dominion Bank (The)
     1.10%, due  01/08/2004                               --           --           437           437           437           437
  Wells Fargo & Company
     1.04%, due  01/30/2004                               --           --           582           582           582           582

      Master Notes

  Bear Stearns Companies Inc. (The)
     1.14%, due  06/10/2004                               --           --           291           291           291           291
     1.14%, due  09/08/2004                               --           --           437           437           437           437
  Morgan Stanley
     1.05%, due  06/21/2004                               --           --           699           699           699           699

      Medium Term Notes

  Goldman Sachs Group, Inc. (The)
     1.02%, due  03/23/2004                               --           --           729           729           729           729
  Liberty Lighthouse Funding - 144A
     1.14%, due  01/15/2004                               --           --           218           218           218           218

      Repurchase Agreements (c)

  Credit Suisse First Boston (USA), Inc.
     1.04% Repurchase Agreement dated
     12/31/2003 to be repurchased at
     $1,705 on 01/02/2004                                 --           --         1,705         1,705         1,705         1,705
  Merrill Lynch & Co., Inc.
     1.04% Repurchase Agreement dated
     12/31/2003 to be repurchased at
     $2,316 on 01/02/2004                                 --           --         2,316         2,316         2,316         2,316
  Morgan Stanley
     1.11% Repurchase Agreement dated
     12/31/2003 to be repurchased at
     $1,384 on 01/02/2004                                 --           --         1,384         1,384         1,384         1,384


The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                         BlackRock Global
                                                       Science & Technology         Great Companies
                                                          Opportunities            - Technology (SM)            Pro Forma Fund
                                                       --------------------      ---------------------       ---------------------
                                                        Shares       Value        Shares        Value         Shares        Value
                                                       --------     -------      --------      -------       --------     -------
INVESTMENT COMPANIES

      Money Market Funds

  American AAdvantage Select Fund
     1-day yield of 1.00%                                  --       $    --        357,152    $    357          357,152   $    357
  Merrill Lynch Premier Institutional Fund
     1-day yield of 1.04%                                  --            --        872,013         872          872,013        872
  Merrimac Cash Series Fund - Premium Class
     1-day yield of 0.98%                                  --            --      3,791,802       3,792        3,791,802      3,792

  TOTAL SECURITY LENDING COLLATERAL
                                                                    -------                    -------                    --------
  (COST: $                    24,692 )                                   --                     24,692                      24,692
                                                                    -------                    -------                     -------

  TOTAL INVESTMENT SECURITIES
                                                                    -------                    -------                     -------
  (COST: $                    206,654 )                             $23,884                   $222,139                    $246,023
                                                                    =======                    =======                    ========

SUMMARY:

  INVESTMENTS, AT VALUE                                   103.9%    $23,884          103.8%   $222,139            103.9%  $246,023
  LIABILITIES IN EXCESS OF OTHER ASSETS                    -3.9%       (905)          -3.8%     (8,235)            -3.9%    (9,140)
                                                         ------     -------     ----------    --------       ----------   --------
  NET ASSETS                                              100.0%    $22,979          100.0%   $213,904            100.0%  $236,883
                                                         ======     =======     ==========    ========       ==========   ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)      No dividends were paid during the preceding twelve months.

(b)      At December 31, 2003, all or a portion of this security is on loan (see
         Note 1). The value at December 31, 2003, of all securities on loan is $23,955.

(c) Cash collateral for the Repurchase Agreements, valued at $ 5,511, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%-10.18% and 04/01/2004-03/01/2043, respectively.

(d)      Value is less than $1.

DEFINITIONS:

ADR      American Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2003
(ALL AMOUNTS EXCEPT PER SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                            BlackRock
                                                         Global Science          Great                              Consolidated
                                                          & Technology         Companies -                            Pro Forma
                                                          Opportunities      Technology(SM)       Adjustments           Fund
                                                         --------------      --------------       -----------       ------------
ASSETS:

  Investments in securities, at value (cost: $206,654)
    (including $23,955 of securities loaned)                 $ 23,884           $222,139          $    --          $246,023
  Cash                                                             66             16,615               --            16,681
  Foreign cash (cost: $1,016)                                   1,020                 --               --             1,020
  Receivables:
    Investment securities sold                                    611                 --               --               611
    Interest                                                       --                  3               --                 3
    Dividends                                                       2                 10               --                12
  Other                                                            --                 17               --                17
                                                             --------           --------          -------          --------

                                                               25,583            238,784               --           264,367
                                                             --------           --------          -------          --------

LIABILITIES:

  Investment securities purchased                               2,575                 --               --             2,575
  Accounts payable and accrued liabilities:
    Management and advisory fees                                   20                151               --               171
    Due to advisor                                                 --                 14               --                14
    Distribution fees                                              --                  1               --                 1
  Payable for securities on loan                                   --             24,692               --            24,692
  Other                                                             9                 22               --                31
                                                             --------           --------          -------          --------

                                                                2,604             24,880               --            27,484
                                                             --------           --------          -------          --------

NET ASSETS                                                   $ 22,979           $213,904          $    --          $236,883
                                                             ========           ========          =======          ========

NET ASSETS CONSIST OF:

  Capital stock, 100,000 shares authorized
    ($.01 par value)                                         $     23           $    538          $    35 (a)      $    596
  Additional paid-in capital                                   19,096            208,726              (35)(a)       227,787
  Undistributed net investment income (loss)                       --                 --               --                --
  Accumulated net realized gain (loss) from investment
    securities and foreign currency transactions                1,183            (32,056)              --           (30,873)
  Net unrealized appreciation (depreciation) on:
    Investment securities                                       2,673             36,696               --            39,369
    Translation of assets and liabilities
      denominated in foreign currencies                             4                 --               --                 4
                                                             --------           --------          -------          --------

NET ASSETS                                                   $ 22,979           $213,904          $    --          $236,883
                                                             ========           ========          =======          ========

SHARES OUTSTANDING:
  Initial Class                                                 2,251             53,636            3,478 (a)        59,365
  Service Class                                                    23                187               36 (a)           246

NET ASSET VALUE AND OFFERING PRICE PER SHARE:
  Initial Class                                              $  10.11           $   3.97               --           $  3.97
  Service Class                                                 10.09               3.97               --              3.97

Amounts shown as " -- " represent amounts that are zero or those that round to less than $1,000.

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY(SM)
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                            BlackRock
                                                         Global Science          Great                              Consolidated
                                                          & Technology         Companies -                            Pro Forma
                                                          Opportunities      Technology(SM)       Adjustments           Fund
                                                         --------------      --------------       -----------       ------------
INVESTMENT INCOME:

  Interest                                                  $      17           $      31           $-                $      48
  Dividends                                                        21                 357                --                 378
  Income from loaned securities - net                              --                  11                --                  11
                                                            ---------           ---------           -------           ---------
                                                                   38                 399                --                 437
                                                            ---------           ---------           -------           ---------

EXPENSES:

  Management and advisory fees                                    102               1,091               (13) (b)          1,180
  Transfer agent fees                                               2                   2                --                   4
  Printing and shareholder reports                                 12                  28                --                  40
  Custody fees                                                     14                  16               (12) (c)             18
  Administration fees                                              21                  20               (21) (d)             20
  Legal fees                                                       --                   1                --                   1
  Auditing and accounting fees                                     10                  10               (10) (e)             10
  Directors fees                                                   --                   4                --                   4
  Recaptured expenses                                              --                  14                --                  14
  Other                                                            --                   1                --                   1
  Distribution and service fees:
     Initial Class                                                 --                  --                --                  --
     Service Class                                                 --                   1                --                   1
                                                            ---------           ---------           -------           ---------
  Total Expenses                                                  161               1,188               (56)              1,293
  Less:
     Advisory fee waiver                                           (4)                 --                 4 (f)              --
                                                            ---------           ---------           -------           ---------
  Net Expenses                                                    157               1,188               (52)              1,293
                                                            ---------           ---------           -------           ---------
NET INVESTMENT INCOME (LOSS)                                     (119)               (789)               52                (856)
                                                            ---------           ---------           -------           ---------

NET REALIZED GAIN (LOSS) FROM:
  Investment securities                                         1,586               5,445                --               7,031
  Foreign currency transactions                                     1                  --                --                   1
                                                            ---------           ---------           -------           ---------

                                                                1,587               5,445                --               7,032
                                                            ---------           ---------           -------           ---------

NET INCREASE (DECREASE) IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investment securities                                         2,886              49,330                --              52,216
  Translation of assets and liabilities
    denominated in foreign currencies                               4                  --                --                   4
                                                            ---------           ---------           -------           ---------

                                                                2,890              49,330                --              52,220
                                                            ---------           ---------           -------           ---------

NET GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                             4,477              54,775                --              59,252
                                                            ---------           ---------           -------           ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $   4,358           $  53,986           $     52          $  58,396
                                                            =========           =========           ========          =========

Amounts shown as "--" represent amounts that are zero or those that round to less than $1,000.

The notes to the pro forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY
OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY


PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
At December 31, 2003
(all amounts in thousands)
(unaudited)

NOTE 1 - GENERAL

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed transfer of substantially all of the assets of BlackRock Global Science & Technology Opportunities (the "Fund") to Great Companies Technology(SM) (the "Acquiring Fund") in exchange for the initial and service class shares of the Acquiring Fund and the assumption by the Acquiring Fund of substantially all of the liabilities of the Fund as described elsewhere in this proxy statement/prospectus.

The "Pro Forma Fund" as identified in these financial statements represents the combined fund after the merger, with the Acquiring Fund treated as the accounting survivor for financial reporting purposes. Management believes the Acquiring Fund to be the accounting survivor because this fund's investment objective/style, fee and expense structure, and sub-advisor/fund manager would all remain in tact with the combined fund. In addition, the Acquiring Fund has substantially more assets then the Fund and a longer performance history.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Fund for the initial and service class shares of the Acquiring Fund will be treated and accounted for as a tax-free reorganization. The merger would be accomplished by an acquisition of the net assets of the Fund in exchange for the initial and service class shares of the Acquiring Fund at net asset value. The unaudited pro forma Schedule of Investments and the unaudited Pro Forma Statement of Assets and Liabilities have been prepared as though the acquisition had been effective on December 31, 2003. The unaudited Pro Forma Statement of Operations has been prepared as though the acquisition had been effective January 1, 2003 to report operations for the twelve months ended December 31, 2003.

The accompanying Pro Forma financial statements should be read in conjunction with the financial statements of the Fund and the Acquiring Fund, which are included in their respective annual reports dated December 31, 2003.

NOTE 2  - PRO FORMA ADJUSTMENTS

The Pro Forma adjustments below reflect the impact of the merger.

(a) To adjust shares outstanding of the Pro Forma Fund based on combining the Fund at the Acquiring Fund's net asset value.

(b) To restate management and advisory fees using the proposed advisory fee rates for the Pro Forma Fund at the combined average daily net assets of the Fund and Acquiring Fund.

(c)      To remove duplicate Custody fees.

(d)      To remove duplicate Administration fees.

(e)      To remove duplicate Auditing and accounting fees.

(f) To adjust the Reimbursements by the investment advisor as a result of the proposed stated annual expense limit of the Pro Forma Fund at the combined average daily net assets of the Fund and the Acquiring Fund.

No adjustments have been made to investments owned on the Schedules of Investments as the investments of the Pro Forma Fund are not unsuitable nor violate the investment objectives of the Acquiring Fund.

REORGANIZATION BETWEEN BLACKROCK GLOBAL SCIENCE & TECHNOLOGY
OPPORTUNITIES AND GREAT COMPANIES - TECHNOLOGY


PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
At December 31, 2003
(all amounts in thousands)
(unaudited)

NOTE 3  -  INVESTMENT ADVISORY AND OTHER TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the investment adviser for the Acquiring Fund. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Acquiring Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Acquiring Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. WRL and AUSA are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Great Companies, LLC is both an affiliate of the Acquiring Fund, and will be the subadvisor of the Pro Forma Fund.

The following Schedule reflects the percentage of the Acquiring Fund's assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

                                                                          Net Assets          % of Net Assets
                                                                          ----------          ---------------
Asset Allocation - Conservative Portfolio                                  $ 13,220                  6%
Asset Allocation - Growth Portfolio                                          22,838                 11%
Asset Allocation - Moderate Portfolio                                        42,230                 20%
Asset Allocation - Moderate Growth Portfolio                                 41,447                 19%
                                                                                                   ---
                                                                                                    56%
                                                                                                   ===

Investment Advisory Fees

The Acquiring Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

         0.80%

ATFA currently voluntarily waives its advisory fees and will reimburse the Acquiring Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

         1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreed to by the adviser within the succeeding three years, the Acquiring Fund may be required to pay the advisor a portion or all of the waived advisory fees.

                                     PART C

                                OTHER INFORMATION

A policy of insurance covering ATFA, its subsidiaries, AFSG and all of the registered investment companies advised by ATFA insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties

Article VI of the Registrant's Bylaws provides in relevant part as follows:

     Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking, (ii) the corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against such liability under the provisions of this Article VI.

Item 16. Exhibits

(1) Articles of Incorporation and all amendments are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

(2) Bylaws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 25 as filed with the SEC on October 17, 1996.

(3)  Not Applicable

(4) Agreement and Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus.

(5)  See Exhibits 1 and 2

(6) (a) Investment Advisory Agreement incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 53 as filed with the SEC on August 16, 2002.

     (b) Sub-Advisory Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 37, as filed with the SEC on February 16, 2000.

(7) Distribution Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.

(8) Directors' Deferred Compensation Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-507), Post-Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

(9) Form of Custodian Agreement with Investors Bank & Trust Company is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

(10) (a) Brokerage Enhancement Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 53 as filed with the SEC on August 16, 2002.

     (b) Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 29 as filed with the SEC on June 30, 1997.

     (c) Expense Limitation Agreement is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-14 (File No. 333-102678), as filed with the SEC on January 23, 2003.

(11) Opinion of Counsel is filed herewith.

(12) Opinion and Consent of Counsel supporting tax matters and consequences (to be filed by amendment).

(13) Administrative Services Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

(14) Consent of Independent Certified Public Accountants is filed herewith.

(15) Not Applicable

(16) Powers of Attorney for the Registrant are incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-14 (File No. 333-102678), as filed with the SEC on January 23, 2003.

(17) (a) Form of Voting Instruction Form is filed herewith.

     (b) The Registrant's Annual Report, dated December 31, 2003 is incorporated herein by reference.

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of St. Petersburg and state of Florida on the 4th day of March, 2004.

                                     AEGON/TRANSAMERICA SERIES FUND, INC.

                                     By: /s/ Brian C. Scott
                                         ---------------------------------------
                                         Brian C. Scott*
                                         Director, President and Chief Executive
                                         Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             Signature                                              Title                                            Date
             ---------                                              -----                                            ----
/s/ Brian C. Scott                              Director, President and Chief Executive Officer                 March 4, 2004
-------------------------------------
Brian C. Scott

/s/ Peter R. Brown                                          Director and Chairman                               March 4, 2004
-------------------------------------
Peter R. Brown*

/s/ Daniel Calabria                                                Director                                     March 4, 2004
-------------------------------------
Daniel Calabria*

/s/ Janice B. Case                                                 Director                                     March 4, 2004
-------------------------------------
Janice B. Case*

/s/ Charles C. Harris                                              Director                                     March 4, 2004
-------------------------------------
Charles C. Harris*

/s/ Leo J. Hill                                                    Director                                     March 4, 2004
-------------------------------------
Leo J. Hill*

/s/ Russell A. Kimball, Jr.                                        Director                                     March 4, 2004
-------------------------------------
Russell A. Kimball, Jr.*

/s/ Thomas P. O'Neill                                              Director                                     March 4, 2004
-------------------------------------
Thomas P. O'Neill*

/s/ William W. Short Jr.                                  Director and Vice Chairman                            March 4, 2004
-------------------------------------
William W. Short, Jr.*

/s/ John K. Carter
-------------------------------------
*/ John K. Carter
as Attorney in Fact

                                  EXHIBIT INDEX

16.  (11)    Opinion of Counsel
16.  (14)    Consent of Independent Certified Public Accountants
16.  (17)    Form of Voting Instruction Form

                                       4